Basic and Diluted Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerator
Net earnings from continuing operations	$ 860	$ 435	$ 1,719	$ 1,600
Denominator
Weighted average basic shares outstanding (in shares)	5,907	5,907	5,907	5,907
Effect of dilutive securities -- employee and director stock option awards (in shares)	1	2		1
Net dilutive effect of warrants outstanding (in shares)		76		61
Denominator for diluted earnings per common share (in shares)	5,908	5,985	5,907	5,969
Earnings per common share basic and diluted
Basic (in dollar per share)	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Diluted (in dollar per share)	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Anti-dilutive securities (excluded from per share calculation)
Equity based compensation plan	$ 131	$ 60	$ 131	$ 110
Warrants	$ 640	$ 410	$ 640	$ 410